Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes
8. Income Taxes	The Company maintains deferred tax assets that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. These deferred tax assets include net operating loss carryforwards, deferred revenue and stock-based compensation. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers projected future taxable income and planning strategies in making this assessment. Based on the level of historical operating results and projections for the taxable income for the future, the Company has determined that it is more likely than not that the deferred tax assets will not be realized. Accordingly, the Company has recorded a valuation allowance to reduce deferred tax assets to zero. The Company may not ever be able to realize the benefit of some or all of the federal and state loss carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

7. Income Taxes	As of December 31, 2012 and 2011, respectively, a non-current deferred tax asset of approximately $553,000 and $34,000 had been recognized for the temporary differences primarily related to federal and state net operating losses and research and development credits.

A valuation allowance has been recorded to fully offset the deferred tax asset as it is more likely than not that the assets will not be fully utilized. The valuation allowance at December 31, 2012 was approximately $553,000 and increased approximately $519,000 during 2012.

At December 31, 2012, the Company had unused federal and state net operating losses of approximately $1,323,000.

The federal and state tax net operating loss carryforwards will begin to expire in 2031 and California carryforwards have no expiration.

Pursuant to Internal Revenue Code Sections 382 and 383, use of the Company’s net operating loss and credit carryforwards may be limited if a cumulative change in ownership of more than 50% occurs within a three-year period.